Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

China - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Loss before income tax expenses	(253,567)	(913,824)	(928,660)
Income tax expenses computed at applicable tax rates of 25%	(63,392)	(228,456)	(232,165)
Non-deductible and super deduction expenses	2,477	(3,490)	(8,013)
Effect of tax holidays and preferential tax rates	24,808	130,296	64,029
Change in valuation allowance	36,107	101,650	176,149
Income tax expenses	—	—	—

Schedule of Components of Deferred Income Tax	The components of deferred taxes are as follows

	As of December 31,
	2017	2018
	RMB	RMB
Non-current deferred tax assets
Accrued expenses	5,108	13,270
Advertising expenses carry-forwards	87,600	87,600
Net operating loss carry-forwards	117,031	285,018
Total non-current deferred tax assets	209,739	385,888
Less: valuation allowance	(209,739)	(385,888)
Non-current deferred tax assets, net	—	—
Total non-current deferred tax liabilities	—	—